UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Morgens Waterfall Vintiadis & Company Inc.

Address:   600 Fifth Avenue
           New York, NY 10020


Form 13F File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Edwin H Morgens
Title:  Chairman
Phone:  212-218-4100

Signature,  Place,  and  Date  of  Signing:

/s/ Edwin H Morgens                New York, New York                May 2, 2011
---------------------------------  --------------------------------  -----------
[Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              32

Form 13F Information Table Value Total:     $    94,303
                                            -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABITIBIBOWATER INC           COM NEW        003687209    3,224   120,000 SH       SOLE                  120,000      0    0
ALTERA CORP                  COM            021441100    2,421    55,000 SH       SOLE                   55,000      0    0
AMAZON COM INC               COM            023135106    3,332    18,500 SH       SOLE                   18,500      0    0
AMERICAN TOWER CORP          CL A           029912201    3,420    66,000 SH       SOLE                   66,000      0    0
APPLE INC                    COM            037833100    5,228    15,000 SH       SOLE                   15,000      0    0
ARM HLDGS PLC                SPONSORED ADR  042068106    4,226   150,000 SH       SOLE                  150,000      0    0
ARUBA NETWORKS INC           COM            043176106    2,538    75,000 SH       SOLE                   75,000      0    0
CALPINE CORP                 COM NEW        131347304    3,968   250,000 SH       SOLE                  250,000      0    0
CELGENE CORP                 COM            151020104    2,747    47,700 SH       SOLE                   47,700      0    0
CITRIX SYS INC               COM            177376100      588     8,000 SH       SOLE                    8,000      0    0
DUSA PHARMACEUTICALS INC     COM            266898105   10,902 2,096,500 SH       SOLE                2,096,500      0    0
EXAMWORKS GROUP INC          COM            30066A105    1,112    50,000 SH       SOLE                   50,000      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR       43713W107    1,979    50,000 SH       SOLE                   50,000      0    0
INSULET CORP                 COM            45784P101    7,479   362,700 SH       SOLE                  362,700      0    0
IPC THE HOSPITALIST CO INC   COM            44984A105    3,846    84,700 SH       SOLE                   84,700      0    0
LIMELIGHT NETWORKS INC       COM            53261M104    1,432   200,000 SH       SOLE                  200,000      0    0
MAKO SURGICAL CORP           COM            560879108      965    40,000 SH       SOLE                   40,000      0    0
MGM RESORTS INTERNATIONAL    COM            552953101    2,412   183,400 SH       SOLE                  183,400      0    0
MICRON TECHNOLOGY INC        COM            595112103    3,441   300,000 SH       SOLE                  300,000      0    0
NETAPP INC                   COM            64110D104    1,984    41,200 SH       SOLE                   41,200      0    0
ORASURE TECHNOLOGIES INC     COM            68554V108      786   100,000 SH       SOLE                  100,000      0    0
PFIZER INC                   COM            717081103    3,554   175,000 SH       SOLE                  175,000      0    0
QUALCOMM INC                 COM            747525103    4,940    90,100 SH       SOLE                   90,100      0    0
RACKSPACE HOSTING INC        COM            750086100      707    16,500 SH       SOLE                   16,500      0    0
SANDISK CORP                 COM            80004C101    3,226    70,000 SH       SOLE                   70,000      0    0
SKYWORKS SOLUTIONS INC       COM            83088M102    1,944    60,000 SH       SOLE                   60,000      0    0
SPREADTRUM COMMUNICATIONS IN ADR            849415203    2,041   110,000 SH       SOLE                  110,000      0    0
TEAM HEALTH HOLDINGS INC     COM            87817A107    2,094   119,798 SH       SOLE                  119,798      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    3,763    75,000 SH       SOLE                   75,000      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105      771    14,000 SH       SOLE                   14,000      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    2,162    38,600 SH       SOLE                   38,600      0    0
ZHONGPIN INC                 COM            98952K107    1,071    70,700 SH       SOLE                   70,700      0    0
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